NET INCOME PER SHARE - Computation of earnings per share (Details) - HKD ($) $ / shares in Units, $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Numerator:
Net income attributable to ordinary shareholders of the Company	$ 1,213,525	$ 1,696,190	$ 1,968,168	$ 2,311,401
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,158,972,163	1,173,661,489	1,147,484,439	1,192,527,761
Net income per share attributable to ordinary shareholders of the Company - basic	$ 1.05	$ 1.45	$ 1.72	$ 1.94
Numerator:
Net income attributable to ordinary Shareholders of the Company	$ 1,213,525	$ 1,696,190	$ 1,968,168	$ 2,311,401
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,158,972,163	1,173,661,489	1,147,484,439	1,192,527,761
Dilutive effect of share options and restricted share units			10,917,137	19,664,213
Weighted average number of ordinary shares outstanding - diluted	1,169,572,515	1,194,580,873	1,158,401,576	1,212,191,974
Net income per share attributable to ordinary shareholders of the Company - diluted	$ 1.04	$ 1.42	$ 1.70	$ 1.91
Share Options
Denominator:
Dilutive effect of share options and restricted share units	10,600,352	20,919,384